Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		13.71%	3.30%	3.83%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		18.63%	3.74%	3.82%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		20.98%	4.93%	4.82%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		20.20%	4.27%	4.18%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		20.92%	4.82%	4.76%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		20.93%	4.88%	4.82%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		20.80%	4.80%	4.70%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		20.64%	4.53%	4.45%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		19.63%	3.74%	3.82%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[1]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[2]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[3]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[4]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[5]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[6]	18.04%	4.79%	5.09%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[7]	18.04%	4.79%	5.09%

[1]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[2]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[3]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[4]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[5]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[6]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.

[7]
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.